GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 98.5%
Canada – 1.4%
4,977 Xenon Pharmaceuticals, Inc.
(Health Care)* $ 272,391
France – 0.6%
533 Sartorius Stedim Biotech
(Health Care) 110,775
Japan – 3.5%
4,173 Hoya Corp. (Health Care) 709,874
Netherlands – 4.1%
979 Argenx SE ADR (Health Care)* 818,434
Switzerland – 3.9%
1,034 Galderma Group AG (Health
Care)* 220,404
879 Lonza Group AG (Health Care) 562,938
783,342
United Kingdom – 4.8%
5,234 AstraZeneca PLC (Health Care) 973,756
United States – 80.2%
4,105 Agilent Technologies, Inc.
(Health Care) 556,351
2,703 Alkermes PLC (Health Care)* 114,040
4,823 Apogee Therapeutics, Inc.
(Health Care)* 396,161
15,740 Boston Scientific Corp. (Health
Care)* 760,399
2,214 Bridgebio Pharma, Inc. (Health
Care)* 146,700
1,750 Cencora , Inc. (Health Care) 471,380
2,432 CG oncology, Inc. (Health
Care)* 151,489
3,663 Cytokinetics, Inc. (Health
Care)* 281,172
4,214 Definium Therapeutics, Inc.
(Health Care)* 101,937
7,621 Dexcom, Inc. (Health Care)* 561,973
6,939 Edwards Lifesciences Corp.
(Health Care)* 600,015
2,417 Eli Lilly & Co. (Health Care) 2,670,785
8,286 Guardant Health, Inc. (Health
Care)* 1,074,611
2,081 Insmed , Inc. (Health Care)* 222,480
398 Insulet Corp. (Health Care)* 57,686
1,849 Intuitive Surgical, Inc. (Health
Care)* 785,159
3,614 Ionis Pharmaceuticals, Inc.
(Health Care)* 276,471
7,204 Johnson & Johnson (Health
Care) 1,623,277
430 Madrigal Pharmaceuticals, Inc.
(Health Care)* 213,826
10,073 Merck & Co., Inc. (Health Care) 1,195,867
271 Mettler-Toledo International,
Inc. (Health Care)* 319,937
1,015 Penumbra, Inc. (Health Care)* 323,074
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
316 Praxis Precision Medicines, Inc.
(Health Care)* $ 110,591
741 Quest Diagnostics, Inc. (Health
Care) 144,421
2,038 Repligen Corp. (Health Care)* 252,610
1,069 REVOLUTION Medicines, Inc.
(Health Care)* 168,346
1,538 Rhythm Pharmaceuticals, Inc.
(Health Care)* 135,836
16,036 Roivant Sciences Ltd. (Health
Care)* 480,920
6,370 Royalty Pharma PLC, Class A
(Health Care) 355,191
960 Spyre Therapeutics, Inc. (Health
Care)* 70,560
1,008 Structure Therapeutics, Inc.
ADR (Health Care)* 39,655
1,847 Thermo Fisher Scientific, Inc.
(Health Care) 909,666
715 UnitedHealth Group, Inc.
(Health Care) 271,922
667 Vertex Pharmaceuticals, Inc.
(Health Care)* 298,509
16,143,017
TOTAL COMMON STOCKS
(Cost $15,992,080)
19,811,589
Shares Dividend Rate Value
aa a
Investment Company – 1.4%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
287,989 3.519% 287,989
(Cost $287,989)
TOTAL INVESTMENTS – 99.9%
(Cost $16,280,069)
$ 20,099,578
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
18,249
NET ASSETS – 100.0%
$ 20,117,827
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
**End swaps header**
Sector Name
% of
Market
Value
Health Care 98.6%
Investment Company 1.4
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF
Schedule of Investments
May 31, 2026 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – 99.0%
Communication Services – 5.1%
81,591 Capcom Co. Ltd. (Japan) $ 1,545,816
81,667 Cellnex Telecom SA (Spain)*
(a)
2,746,586
156,578 NetEase, Inc. (China) 3,877,790
6,191 Reddit, Inc., Class A* 1,089,616
30,620 ROBLOX Corp., Class A* 1,443,733
3,590 Spotify Technology SA* 1,786,671
12,490,212
Consumer Discretionary – 5.0%
19,992 DoorDash , Inc., Class A* 3,184,526
44,030 eBay, Inc. 4,811,158
1,015,134 Eternal Ltd. (India)* 2,677,603
922 MercadoLibre , Inc. (Brazil)* 1,563,389
12,236,676
Financials – 1.5%
24,330 Intercontinental Exchange, Inc. 3,597,191
Health Care – 1.2%
17,408 Hoya Corp. (Japan) 2,961,296
Industrials – 10.2%
8,917 Axon Enterprise, Inc.* 4,001,236
38,841 Bizlink Holding, Inc. (Taiwan) 2,585,226
105,092 Daifuku Co. Ltd. (Japan) 4,826,482
120,320 Ebara Corp. (Japan) 4,295,361
19,730 Rocket Lab Corp.* 2,830,860
7,812 SK Square Co. Ltd. (South
Korea)* 6,391,636
24,930,801
Information Technology – 70.3%
74,252 Accton Technology Corp.
(Taiwan) 5,759,920
36,648 AIXTRON SE (Germany) 2,490,716
36,007 Amphenol Corp., Class A 5,356,401
3,894 AppLovin Corp., Class A* 2,387,372
283,726 ASE Technology Holding Co.
Ltd. (Taiwan) 5,534,041
15,625 Cadence Design Systems, Inc.* 5,858,281
14,356 Cambricon Technologies Corp.
Ltd., Class A (China) 2,781,409
80,998 Chroma ATE, Inc. (Taiwan) 6,515,936
5,077 Ciena Corp.* 2,945,828
21,337 Cloudflare, Inc., Class A* 5,159,713
145,053 Coforge Ltd. (India) 2,170,909
8,882 Coherent Corp.* 3,210,577
3,426 Crowdstrike Holdings, Inc.,
Class A* 2,504,406
15,831 Datadog, Inc., Class A* 3,915,798
17,756 Dell Technologies, Inc., Class C 7,473,678
135,506 Delta Electronics, Inc. (Taiwan) 10,576,437
37,138 Elite Material Co. Ltd. (Taiwan) 6,070,025
75,300 Hangzhou Chang Chuan
Technology Co. Ltd., Class A
(China) 2,347,498
77,180 Infineon Technologies AG
(Germany) 7,305,195
19,926 IsuPetasys Co. Ltd. (South
Korea) 1,708,321
43,510 Jentech Precision Industrial Co.
Ltd. (Taiwan) 4,923,878
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
1,704 KLA Corp. $ 3,274,594
53,061 Lotes Co. Ltd. (Taiwan) 4,488,728
1,963 Lumentum Holdings, Inc.* 1,678,286
39,421 Marvell Technology, Inc. 8,081,305
90,996 MediaTek, Inc. (Taiwan) 12,519,920
218,772 Mirion Technologies, Inc.* 3,999,152
4,065 MongoDB, Inc.* 1,364,011
2,202 Monolithic Power Systems, Inc. 3,448,794
10,401 Motorola Solutions, Inc. 4,194,515
45,912 NAURA Technology Group Co.
Ltd., Class A (China) 4,276,981
25,193 Persistent Systems Ltd. (India) 1,377,474
48,151 Samsara, Inc., Class A* 1,684,803
2,587 Samsung Electro-Mechanics Co.
Ltd. (South Korea) 3,651,326
41,089 SCREEN Holdings Co. Ltd.
(Japan) 2,870,216
15,350 Shopify, Inc., Class A (Canada)* 1,822,199
2,868 SK hynix , Inc. (South Korea) 4,439,976
14,985 Snowflake, Inc.* 3,829,417
11,803 Teradyne, Inc. 4,417,981
18,178 Zscaler, Inc.* 2,540,012
170,956,029
Materials – 3.1%
337,165 Hubei Dinglong Co. Ltd., Class
A (China) 3,347,989
117,320 Mitsubishi Gas Chemical Co.,
Inc. (Japan) 4,086,559
7,434,548
Real Estate – 2.6%
14,023 Digital Realty Trust, Inc. REIT 2,664,370
3,385 Equinix, Inc. REIT 3,615,315
6,279,685
TOTAL COMMON STOCKS
(Cost $141,810,955)
240,886,438
Shares Dividend Rate Value
aa
Investment Company – 2.1%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
5,122,182 3.519% 5,122,182
(Cost $5,122,182)
TOTAL INVESTMENTS – 101.1%
(Cost $146,933,137)
$ 246,008,620
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.1)%
(2,638,756)
NET ASSETS – 100.0%
$ 243,369,864
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Represents an affiliated issuer.

GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Investment Abbreviations:
REIT — Real Estate Investment Trust
**End swaps header** (continued)

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
May 31, 2026 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities
— Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Money Market Funds — Investments in the Goldman Sachs Financial Square Treasury Obligations Fund and Goldman Sachs
Financial Square Government Fund (“Underlying Money Market Funds”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Funds’ accounting policies and investment holdings, please see the Underlying Money Market
Funds’ shareholder report.

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31,
2026:
For further information regarding security characteristics, see the Schedules of Investments.
D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the
(a)
Future Health Care Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 709,874 $ — $ —
Europe 2,686,307 — —
North America 16,415,408 — —
Investment Company 287,989 — —
Total
$ 20,099,578 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Future Tech Leaders Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 118,608,753 $ — $ —
Europe 12,542,497 — —
North America 108,171,799 — —
South America 1,563,389 — —
Investment Company 5,122,182 — —
Total
$ 246,008,620 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square
Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money
Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by
GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the
Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Foreign Custody Risk — The Funds invest in foreign securities, and as such the Funds may hold such securities and cash with foreign banks, agents, and securities depositories appointed by a Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/
or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Investment Style Risk — Different investment styles (e.g., growth, value or quantitative) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Issuer Concentration Risk — The Funds may invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Funds may affect the overall value of the Funds more than it would affect a mutual fund that holds more investments. In particular, the Funds may be more susceptible to adverse developments affecting any single issuer in the Funds and may be susceptible to greater losses because of these developments.
Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the
Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares.
Thematic Investing Risk — The Fund’s thematic investment strategy limits the universe of investment opportunities available to the
Fund and will affect the Fund’s exposure to certain companies, sectors, regions, and countries, which may result in the Fund forgoing opportunities to buy or sell certain securities when it might otherwise be advantageous to do so. Adhering to the Fund’s thematic investment strategy may also affect the Fund’s performance relative to similar funds that do not seek to invest in companies exposed to certain themes. There is no guarantee that the Investment Adviser’s views, security selection criteria or investment judgment will reflect the beliefs or values of any particular investor. In addition, the Investment Adviser is not required to monitor on an ongoing basis whether a current holding continues to be aligned with one or more themes or otherwise associated with certain themes. The Fund is not required to sell, and may instead add to, positions in holdings that no longer continue to be aligned with one or more of the Key
Themes or associated with these themes.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)